Exhibit 99.5

Rebuttal Findings 10.06.2025

Seller:

Deal ID:

Total Loan Count: 755

Loans by Grade in Population
Loan Grade	Count	Percentage
1	602	79.74%
2	83	10.99%
3	70	9.27%

Trade Summary
Loan Status	Count	Percentage
Review Complete	674	89.27%
In Rebuttal	81	10.73%

Rebuttal Findings 10.06.2025

Seller:

Deal ID:

Total Loan Count: 755

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	152	152	152	71	81	0	0	70	0	75	7
2	12	1	1	12	0	0	0	0	0	12	0
1	2101	0	0	2101	0	0	0	0	0	0	2101

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	14	4	0	10	1	0	10
Security Instrument - Incomplete	8	0	0	8	0	0	8
State Testing	2	0	0	2	0	0	2
Security Instrument - Missing Rider/Addendum	1	1	0	0	0	0	0
Note - Incomplete / Inaccurate	1	1	0	0	1	0	0
Security Instrument - Trust Missing	1	1	0	0	0	0	0
Security Instrument - Name Discrepancy	1	1	0	0	0	0	0
Credit	6	4	0	2	0	0	2
DTI - Exceeds Guidelines - originator (not pcqc eligible)	2	2	0	0	0	0	0
Income Variance	2	0	0	2	0	0	2
Program Parameters - Property Type	2	2	0	0	0	0	0
Valuation	144	144	0	0	69	0	75
Appraisal - Value is not supported within a 10% variance	144	144	0	0	69	0	75